Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Options, Outstanding, Beginning of the Period	2,820,000	2,720,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.30	$ 0.26
Weighted Average Remaining Contractual Term, Beginning of the Period	2 years 6 months 22 days	4 years 11 months 23 days
Number of Options, Granted in Period		300,000
Weighted Average Exercise Price, Grants in Period		$ 0.60
Number of Options, Expired	(360,000)	(200,000)
Weighted Average Exercise Price, Options Expired	$ 0.60	$ 0.20
Number of Options, End of the Period	2,460,000	2,820,000
Weighted Average Exercise Price, End of the Period	$ 0.26	$ 0.30
Weighted Average Remaining Contractual Term, End of Period	1 year 10 months 10 days	2 years 6 months 22 days
Number of Options, Exercisable End of the Period	2,385,000
Weighted Average Exercise Price, Exercisable, End of the Period	$ 0.25
Weighted Average Remaining Contractual Term, Exercisable, End of the Period	1 year 10 months 17 days
Aggregate Intrinsic Value, Exercisable, End of the Period	$ 0.00